SCHEDULE OF ESTIMATED USEFUL LIVES BY INTANGIBLE ASSET (Details)	Dec. 31, 2025
Trade Names [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful lives	5 years
Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful lives	6 years
Agency Contract Rights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful lives	2 years
Agency Contract Rights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful lives	5 years
Talent Acquisition Costs [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful lives	1 year
Talent Acquisition Costs [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful lives	5 years
Game Copyright [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful lives	3 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful lives	2 years 6 months
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, estimated useful lives	3 years